FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: / / (a) of fiscal year ending: 12/31/07(b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N)   N
                                                 -----

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: New England Variable Life Separate Account

   B. File Number: 811-03713

   C. Telephone Number: 617-578-3031

2. A. Street:  501 Boylston Street

   B. City:  Boston     C. State:  MA   D.  Zip Code: 02116
                                            Zip Ext:

   E. Foreign Country:                    Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)        N
                                                                       ---

4.    Is this the last filing on this form by Registrant? (Y/N)         N
                                                                       ---

5.    Is Registrant a small business investment company (SBIC)?
      (Y/N)                                                             N
            ---------------------------------------------------        ---

      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                         ------        ---

      [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company?

      (Y/N)
           ----
      [If answer is "N" (No), go to item B.]

   B. How many separate series or portfolios did Registrant have at the end of the period?
                     ----------------

                                       01                       SEC 2100 (10-94)

For period ending 12/31/07                              If filing more than File
                  --------                              one Page 47, "X" box:
Number 811-03713
           -----

UNIT INVESTMENT TRUSTS

111.   A. [/] Depositor Name:

       B. [/] File Number (if any)
                                  ----------------------------------
       C. [/] City:            State:       Zip Code:      Zip Ext.:
                   ----------        ------          -----          ------
              Foreign Country:             Foreign Postal Code:
                              ----------                       -----------
111.   A. [/] Depositor Name:
                              ----------------------------------
       B. [/] File Number (If any):

       C. [/] City:            State:       Zip Code:      Zip Ext.:

              Foreign Country:             Foreign Postal Code:

112.   A. [/] Sponsor Name:
                           ----------------------------------
       B. [/] File Number (If any):

       C. [/] City:            State:       Zip Code:      Zip Ext.:

              Foreign Country:             Foreign Postal Code:

112.   A. [/] Sponsor Name:
                           ----------------------------------
       B. [/] File Number (If any):

       C. [/] City:            State:       Zip Code:      Zip Ext.:

              Foreign Country:             Foreign Postal Code:

                                       47

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For period ending 12/31/07                              If filing more than File
                  --------                              one Page 48, "X" box:
Number 811-03713
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113.  A. [/] Trustee Name:
                           ----------------------------------
      B. [/] City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ----
         [/] Foreign Country:              Foreign Postal Code:

113.  A. [/] Trustee Name:
                           ----------------------------------
      B. [/] City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ----
         [/] Foreign Country:              Foreign Postal Code:

114.  A. [/] Principal Underwriter Name:

      B. [/] File Number: 8-
                             ------------
      C. [/] City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ----

             Foreign Country:              Foreign Postal Code:
                             ------------                      -------

114.  A. [/] Principal Underwriter Name:

      B. [/] File Number: 8-
                             ------------
      C. [/] City:           State:       Zip Code:       Zip Ext.:
                   ---------        -----           -----          ----

             Foreign Country:              Foreign Postal Code:
                             ------------                      -------

115.  A. [/] Independent Public Accountant Name:

      B. [/] City:           State:              Zip Code:  Zip Ext.:
                   ---------        ------                           -----
         [/] Foreign Country:              Foreign Postal Code:
                             ------------                      -------

115.  A. [/] Independent Public Accountant Name:
                                                -----------------------

      B. [/] City:           State:       Zip Code:       Zip Ext.:
                  ---------        -----           -----          ----

             Foreign Country:              Foreign Postal Code:
                             ------------                      -------

                                       48

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For period ending 12/31/07                              If filing more than File
                  --------                              one Page 49, "X" box:
Number 811-03713
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116. Family of Investment companies information:

     A. [/]  Is Registrant part of a family of investment companies?
             (Y/N)                                                            Y
                  ---------------------------------------------             ----
                                                                             Y/N

     B. [/] Identify the family in 10 letters: _ METLIFECOS (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/]  Is Registrant a separate account of an insurance company?
             (Y/N)                                                            Y
              ---------------------------------------------                 ----
                                                                             Y/N

             If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B. [/]  Variable annuity contracts? (Y/N)                                N
                                             ------------------             ----
                                                                             Y/N

     C. [/]  Scheduled premium variable life contracts? (Y/N)                 Y
                                                         ---                ----
                                                                             Y/N

     D. [/]  Flexible premium variable life contracts? (Y/N)                  Y
                                                        ----                ----
                                                                             Y/N

     E. [/]  Other types of insurance products registered under the
             Securities Act of 1933? (Y/N)                                    N
                                          ----------------------            ----
                                                                             Y/N

118. [/]  State the number of series existing at the end of the period that had securities registered under the Securities
          Act of 1933                                                         1
                     ----------------------------------                     ----

119. [/]  State the number of new series for which registration statements under the Securities Act of 1933 became effective
          during the period                                                   0
                           ----------------------------                     ----

120. [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted)                                                    $
                          ------------------------------------              ----

121. [/]  State the number of series for which a current prospectus was in
          existence at the end of the period                                  1
                                            ---------------                 ----

122. [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933
          during the current period                                           1
                                   ------------------------------           ----

                                       49

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For period ending 12/31/07                              If filing more than File
                  --------                              one Page 50, "X" box:
Number 811-03713
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123. [/]  State the total value of the additional units considered in
          answering item 122 ($000's omitted)                           $737,879
                                            ---------------------------  -------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the
          current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's
          omitted)                                                         $ 0
                 ------------------------------------------------------   ------

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
          affiliated person of the principal under writer during the current period solely from the sale of units of all series of
          Registrant ($000's omitted)                                   $104,911

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.) ($000's omitted)                             $ 0
                                              -----------------------     ------

                                       50

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For period ending 12/31/07                              If filing more than File
                  --------                              one Page 50, "X" box:
Number 811-03713
           -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                Number of   Total Assets      Total Income
                                  Series       ($000's       Distributions
                                Investing     omitted)      ($000's omitted)
                                ---------   ------------    ----------------

A.   U.S. Treasury
     direct issue                           $                 $
                                ---------    -----------       ------------
B.   U.S. Government
     agency                                 $                 $
                                ---------    -----------       ------------
C.   State and municipal
     tax-free                               $                 $
                                ---------    -----------       ------------
D.   Public utility debt                    $                 $
                                ---------    -----------       ------------
E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                                 $                 $
                                ---------    -----------       ------------
F.   All other corporate
     intermed. & long-term
     debt                                   $                 $
                                ---------    -----------       ------------
G.   All other corporate
     short-term debt                        $                 $
                                ---------    -----------       ------------
H.   Equity securities of
     brokers or dealers
     or parents of brokers
     or dealers                             $                 $
                                ---------    -----------       ------------
I.   Investment company
     equity securities                      $                 $
                                ---------    -----------       ------------
J.   All other equity
     securities                    1        $  3,973,997      $ 55,549
                                ---------    -----------       ------------
K.   Other securities                       $                 $
                                ---------    -----------       ------------
L.   Total assets of
     all series of
     registrant                    1        $  3,973,997      $ 55,549
                                ---------    -----------       ------------

                                      50.1

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For period ending 12/31/07                                 If filing more than
                  --------                                 one Page 51, "X" box:
File Number 811-03713
                -----

128. [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
          by an entity other than the issuer? (Y/N)                           N
                                                  -------------------        ---
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

129. [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal
          or interest at the end of the current period? (Y/N)
                                                             ---------       ---
                                                                             Y/N
          [If answer is "N" (No), go to item 131.]

130. [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees? (Y/N)
                          ---------------------------------                  ---
                                                                             Y/N

131. [/]  Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)          $ 20,352
                                                                         -------

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-03713      811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----
     811-           811-             811-         811-          811-
         ------         -----            -----        -----         -----

                                   SIGNATURES

      This report is signed on behalf of the registrant in the City of Boston and Commonwealth of Massachusetts on the 22nd day of February, 2008.

                                   New England Variable Life
                                            Separate Account

                                   By: New England Life Insurance
                                            Company (Depositor)

                                   By: /s/ Marie C. Swift
                                       ----------------------------
                                            Marie C. Swift
                                            Vice President, Counsel and
                                            Assistant Secretary

Witness: /s/ John E. Connolly, Jr.
         -------------------------
         John E. Connolly, Jr.
         Assistant Secretary